RELATED PARTY BALANCES AND TRANSACTIONS - Additional information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Apr. 30, 2020 CNY (¥)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2016 CNY (¥)
Due From Related Parties, Current		¥ 29,179	$ 4,499	¥ 22,305
Linze Origin Seeds Ltd [Member]
Equity Method Investment, Ownership Percentage		49.00%	49.00%
Xinjiang Ginbo Seeds Center [Member]
Due From Related Parties, Current					¥ 10,000
Linze Origin Seeds Ltd [Member]
Borrowing	¥ 27,000
Loan offered	¥ 20,000
Linze Fumin [Member] | Linze Fumin [Member]
Equity Method Investment, Ownership Percentage		51.00%	51.00%